Acquisition of Subsidiaries: Xnergy, Inc. and Subsidiary acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Xnergy, Inc. and Subsidiary acquisition

Purchase Price	Shares	Price	Total
Xnergy, Inc. and HVAC Controls & Specialties, Inc.	1,011,095	$1.90	$7,740,000
	267,857	$1.90
Total Purchase Price			7,740,000
Assets at Fair Value

Cash			$1,442,319
Receivables			710,437
Other current assets			150,278
Property and equipment			86,548
Related party receivable			2,632,192
Customer base			9,137,225
Total Assets			$ 14,158,999

Liabilities Assumed at Fair Value			575,265
Accounts payable			$ 379,227
Accrued liabilities			1,606,074
Notes payable			4,433,698
Equity			7,740,000
Total Liabilities and Equity			$ 14,158,999